March 28, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control — EDGAR

RE:	Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund
Columbia AMT-Free Tax-Exempt Bond Fund
Columbia Asia Pacific ex-Japan Fund
Columbia Diversified Bond Fund
Columbia Diversified Equity Income Fund

File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Registrant is hereby filing an Interactive Data File pursuant to Rule 497 under the Securities Act of 1933 to reflect information provided in response to Items 2, 3 and 4 of Form N-1A for the above-named series filed electronically on March 9, 2011.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
Sincerely,

/s/ Christopher O. Petersen

Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.